Short-Term Debt	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Short-Term Debt
24. SHORT-TERM DEBT
Emera’s short-term borrowings consist of commercial
paper issuances, advances on revolving and non-
revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest
rates as at December 31 consisted of the following:
millions of dollars
2025
Weighted
average
interest rate 2024
Weighted
average
interest rate
Florida Electric Utility
Advances on revolving credit facilities $
1,059 4.01% $
915 4.77%
Canadian Electric Utilities
Advances on non-revolving credit facilities
500 3.35% -
- %
Bank indebtedness
42 - % -
- %
Gas Utilities and Infrastructure
PGS – Advances on revolving credit facilities
199 4.63%
199 5.36%
NMGC – Advances on revolving credit facilities
20 4.77%
46 5.52%
NMGC – Advances on non-revolving term facilities
96 4.63% -
- %
Other Electric Utilities
GBPC – Advances on revolving credit facilities -
- %
19 7.20%
Other
TECO Finance – Advances on revolving credit and term facilities
7 5.21%
265 5.53%
Emera – Bank indebtedness
-
- %
2 - %
$
1,923 $
1,446
Adjustment
Classification as liabilities held for sale
(1)
(116) (46)
Short-term debt $
1,807 $
1,400
(1) On August 5, 2024, Emera announced
an agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified
as held for
sale beginning in Q3 2024. For further details
on the pending transaction, refer to note
4.
The Company’s total short-term unsecured revolving
and non-revolving credit facilities, outstanding
borrowings and available capacity as at December 31 were
as follows:
millions of dollars Maturity 2025 2024
TEC – committed revolving credit facility 2030 $
1,645 $
1,151
TECO Finance – committed revolving credit facility 2030
548
576
NSPI – non-revolving credit facility 2026
500 -
PGS – revolving credit facility 2030
343
360
NMGC – revolving credit facility
(1)
2027
171
180
NMGC – non-revolving term facility
(1)
2026
96 -
Other – committed revolving credit facilities Various
29
35
Total $
3,332 $
2,302
Less:
Advances under revolving credit and term facilities
1,881
1,400
Letters of credit issued within the credit facilities
3
4
Total
advances under available facilities
1,884
1,404
Available capacity under existing agreements $
1,448 $
898
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024. For further details
on the pending transaction, refer to note 4.
The weighted average interest rate on outstanding short-term debt at December 31, 2025 was
4.24
per
cent (2024 – 5.05
per cent).
Recent Significant Financing Activity by Segment
Florida Electric Utilities
On November 20, 2025, TEC amended and restated its
$
800
million USD committed revolving credit
facility to extend the maturity date from December 1, 2028 , to November 20, 2030 and increased the
amount to $ 1.2
billion USD. There were no other material
changes in commercial terms from the prior
agreement.
Canadian Electric Utilities
On May 21, 2025, NSPI entered into a $ 500
million non-revolving facility which matures on
May 21, 2026 .
The credit agreement contains customary representations
and warranties, events of default and financial
and other covenants. The non-revolving facility’s
interest rates are referenced to the Term
CORRA or
prime rate, plus a margin.
Gas Utilities and Infrastructure
On November 20, 2025, PGS amended and restated its
$
250
million USD unsecured committed revolving
credit facility to extend the maturity date from December 1, 2028 , to November 20, 2030 . There were no other changes in commercial terms from the prior agreement.
On October 23, 2025, NMGC entered into a $ 70
million USD,
364 -day term loan agreement which
matures on October 22, 2026
. The credit agreement contains customary representations
and warranties,
events of default and financial and other covenants. The non-revolving facility’s interest rates are
referenced to the Term
SOFR plus a margin.
On September 19, 2025, NMGC amended its $ 125
million USD unsecured committed revolving credit
facility to extend the maturity date from December 17, 2026 , to December 17, 2027 . There were no other changes in commercial terms from the prior agreement.
Other
On November 20, 2025, TECO Finance amended and
restated its $
400
million USD unsecured
committed revolving credit facility to extend the maturity
date from
December 1, 2028 , to November 20,
2030
. There were no other changes in commercial terms
from the prior agreement.